INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY
	December 31, 2023	December 31, 2022
Finished goods	$607,022	$–
Total	$607,022	$–